Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The numerator in calculating both basic and diluted earnings per common share for each year is the reported net income. The denominator is based on the following weighted average number of common shares:

	Years ended December 31,
	2015	2014
Basic weighted average common shares outstanding	6,759,219	5,028,645
Incremental shares for assumed exercise of options	27,391	29,776
Diluted weighted average common shares outstanding	6,786,610	5,058,421